BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2012
Borrowings
Dates of announcement of the sequential coupon for notes

MTS OJSC Notes due 2018	June 2013
MTS OJSC Notes due 2020	November 2015

Schedule of unclosed REPO transactions

As of December 31, 2012, the Group had the following unclosed REPO transactions with due date on January 9, 2013:

	# of Notes	Due amount	Unrealized premium	Total
MTS OJSC Notes due 2013	2,470,000	$66,965	$39	$67,004
MTS OJSC Notes due 2015	2,463,000	66,992	54	67,046
MTS OJSC Notes due 2014	279,350	7,877	5	7,882
MTS OJSC Notes due 2018	210,000	5,722	5	5,727

				$147,659

Fair value of notes based on market quotes at the stock exchanges where they are traded

        The fair values of notes based on the market quotes as of December 31, 2012 at the stock exchanges where they are traded were as follows:

	Stock exchange	% of par	Fair value
MTS International Notes due 2020	Irish stock exchange	126.25	$946,875
MTS OJSC Notes due 2020	MICEX	99.45	491,148
MTS OJSC Notes due 2014	MICEX	99.42	445,781
MTS OJSC Notes due 2017	MICEX	100.50	330,889
MTS OJSC Notes due 2018	MICEX	100.28	317,305
MTS OJSC Notes due 2015	MICEX	100.00	248,150
MTS OJSC Notes due 2016	MICEX	100.00	58,865
MTS OJSC Notes due 2013	MICEX	99.84	14,095

Total notes			$2,853,108

Schedule of the Group's total available credit facilities

        Available credit facilities—As of December 31, 2012, the Group's total available unused credit facilities amounted to $773.2 million and related to the following credit lines:

	Maturity	Interest rate	Commitment fees(1)	Available till	Available amount
Credit Agricole (Finnvera)	2019	EURIBOR + 1.65%	0.825%	February 2013	$198,675
Sberbank	2014	MosPrime + 1.325%	0.10%	September 2014	329,243
Gazprombank	2013	MosPrime + 1.425%	—	June 2013	80,665
Rosbank	2014	MosPrime + 1.25%	—	July 2014	82,311
ING Bank Eurasia	2013	MosPrime/LIBOR/EURIBOR + 1.50%	—	July 2013	82,311

Total					$773,205

(1)
Payable on undrawn amount of available facilities.

Aggregated scheduled maturities of principal on notes and bank loans

	Notes	Bank loans
Payments due in the year ending December 31,
2013	$330,537	$573,597
2014	448,382	230,444
2015	742,490	1,301,100
2016	58,865	1,297,657
2017	329,244	1,257,809
Thereafter	750,000	314,799

Total	$2,659,518	$4,975,406

Notes
Borrowings
Schedule of borrowings

        Notes—As of December 31, 2012 and 2011, the Group's notes consisted of the following:

	Currency	Interest rate	2012	2011
MTS International Notes due 2020 (Note 2)	USD	8.625%	$750,000	$750,000
MTS OJSC Notes due 2020	RUB	8.15%	493,865	465,895
MTS OJSC Notes due 2016	RUB	8.75%	58,865	465,895
MTS OJSC Notes due 2014	RUB	7.60%	448,382	422,988
MTS Finance Notes due 2012 (Note 29)	USD	8.00%	—	400,000
MTS OJSC Notes due 2017	RUB	8.70%	329,243	310,597
MTS OJSC Notes due 2018	RUB	8.00%	316,419	298,499
MTS OJSC Notes due 2015	RUB	7.75%	248,150	234,097
MTS OJSC Notes due 2013	RUB	7.00%	14,118	13,318
Plus: unamortized premium			476	608
Less: unamortized discount			—	(15)

Total notes			$2,659,518	$3,361,882
Less: current portion			(330,537)	(865,880)

Total notes, long-term			$2,328,981	$2,496,002

Bank loans and other debt
Borrowings
Schedule of borrowings

			December 31,
		Interest rate (actual at December 31, 2012)
	Maturity		2012	2011
USD-denominated:
Calyon, ING Bank N.V, Nordea Bank AB, Raiffeisen Zentralbank Osterreich AG	2013 - 2020	LIBOR +1.15% (1.66%)	$923,182	$580,742
Skandinavska Enskilda Banken AB	2013 - 2017	LIBOR+0.23% - 1.8% (0.73% - 2.31%)	167,000	204,507
EBRD	2012	—	—	83,333
HSBC Bank plc and ING BHF Bank AG	2013 - 2014	LIBOR+0.3% (0.81%)	31,762	51,503
Citibank International plc and ING Bank N.V.	2013	LIBOR+0.43% (0.93%)	18,889	40,688
HSBC Bank plc, ING Bank and Bayerische Landesbank	2013 - 2015	LIBOR+0.3% (0.81%)	26,351	42,961
Commerzbank AG, ING Bank AG and HSBC Bank plc	2013 - 2014	LIBOR+0.3% (0.81%)	21,704	36,495
ABN AMRO Bank N.V.	2013	LIBOR+0.35% (0.86%)	6,287	12,574
Other	2013	Various	3,004	9,356

			$1,198,179	$1,062,159
EUR-denominated:
Credit Agricole Corporate Bank and BNP Paribas	2013 - 2018	EURIBOR+1.65% (1.97%)	$55,032	$64,033
LBBW	2013 - 2017	EURIBOR+0.75% (1.07%)	30,884	36,215
Bank of China	2013 - 2016	EURIBOR+1.95% (2.27%)	95,630	116,812
ABN AMRO Bank N.V.	2013	EURIBOR+0.35% (0.67%)	4,584	8,958
Other	2013	Various	2,023	8,064

			$188,153	$234,082
RUB-denominated:
Sberbank	2015 - 2017	8.50% 1)	$3,292,430	$3,105,967
Bank of Moscow	2013	8.25%	131,697	434,835
Notes in REPO	2013	6.13%	147,659	—
Gazprombank	—	—	—	472,107
Other	2013 - 2023	Various	17,288	25,057

			$3,589,074	$4,037,966
Debt-related parties	—	—	—	6,799

			$—	$6,799
Total bank loans			$4,975,406	$5,341,006
Less: current portion			(573,597)	(283,025)

Total bank loans, long-term			$4,401,809	$5,057,981

(1)
Initially, the interest rate on the Sberbank RUB-denominated credit facilities due 2015-2017 of 8.95% was valid till March 2011 and for the period from December 2013 till the final maturity date in December 2017. In August 2011 the interest rate for the period from December 2013 till the final maturity date in December 2017 was decreased by 0.45% to 8.5%. The interest rate for the period from March 2011 till August 16, 2011 depended on the volume of turnovers on the bank accounts of certain entities of the Group and in fact was 8.95%. The interest rate for the period starting from August 17, 2011 till December 2013 also depends on the volume of turnovers on the bank accounts of certain entities of the Group. In case the average volume falls below a certain limit, the interest rate is increased by 1% to 9.5%. In addition, Sberbank is entitled to voluntarily revise the interest rate on the lines as a result of and proportionate to the change in the refinancing rate set by the Central Bank of Russia.